10 Investment in associate (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of associates [abstract]
Schedule of investments

The following table illustrates the summarized financial information of the Company’s investment in UEPC:

December 31, 2019

Current assets	26,762
Non-current assets	77,031
Current liabilities	(29,328)
Non-current liabilities	(66,294)
Equity	8,171
Company’s share in equity – 30%	2,451
Goodwill	43,183
Carrying amount of the investment	45,634

Net revenue	85,816
Cost of services	(39,459)
General and administrative expenses	(29,476)
Finance result	(4,121)
Income before income taxes	12,760
Income taxes expenses	(2,275)
Net income for the period (March 29 to December 31, 2019)	10,485
Company’s share of profit from March 29 to June 18, 2019 (15%)	780
Company’s share of profit from June 19 to December 31, 2019 (30%)	1,582
Company’s share of profit for the period (March 29 to December 31, 2019)	2,362

December 31, 2019
Opening balance	-
Acquisition of minority interest (15%) in March 2019	24,458
Acquisition of additional minority interest (15%) in June 2019	24,457
Dividends receivable (included in Other assets)	(5,643)
Share of profit from March 29 to December 31, 2019	2,362
Closing balance	45,634